Earnings per share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2025	2024
Profit for the period attributable to equity owners of the parent (€m)	32.7	34.5
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	154.6	163.2
Basic earnings per share	€0.21	€0.21

Schedule of Diluted Earnings per Share

	For the three months ended March 31,
	2025	2024
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	32.7	34.5
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	154.8	163.3
Diluted earnings per share	€0.21	€0.21